1. THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 1. THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Organization

Coates International, Ltd. is a Delaware corporation organized in October 1991 as successor-in-interest to a Delaware corporation of the same name incorporated in August 1988. Coates International, Ltd. and its majority-owned subsidiaries Coates Oklahoma Engine Manufacturing, Ltd. (“Coates Oklahoma”) and Coates Hi-Tech Engines, Ltd. (Coates Hi-Tech”) (collectively, the “Company”) operate in Wall Township, New Jersey. The Company’s majority-owned subsidiaries had not commenced operations as of December 31, 2012.

The Company has acquired the exclusive licensing rights for the Coates spherical rotary valve (“CSRV”) system technology in North America, Central America and South America (the “CSRV License”). The CSRV system technology has been developed over a period of more than 20 years by the Company’s founder George J. Coates and his son Gregory Coates. The CSRV system technology is adaptable for use in piston-driven internal combustion engines of many types and has been patented in the United States and numerous countries throughout the world.

The CSRV system technology is designed to replace the intake and exhaust conventional “poppet valves” currently used in almost all piston-driven, automotive, truck, motorcycle, marine and electric power generator engines, among others. Unlike conventional valves which protrude into the engine cylinder, the CSRV system technology utilizes spherical valves that rotate in a cavity formed between a two-piece cylinder head. The CSRV system technology utilizes significantly fewer moving parts than conventional poppet valve assemblies. As a result of these design improvements, management believes that engines incorporating the CSRV system technology (“Coates Engines”) will last significantly longer and will require less lubrication over the life of the engine, as compared to conventional engines. In addition, CSRV Engines can be designed with larger openings into the engine cylinder than with conventional valves so that more fuel and air can be inducted into, and expelled from, the cylinder in a shorter period of time. Larger valve openings permit higher revolutions-per-minute (RPM’s) and permit higher compression ratios with lower combustion chamber temperatures, allowing the Coates Engine to produce more power than equivalent conventional engines. The extent, to which higher RPM’s, greater volumetric efficiency and thermal efficiency can be achieved with the CSRV system technology, is a function of the engine design and application.

Coates Hi-Tech was formed in 2012 for the purpose of applying for a package of business, finance and tax benefit incentives from state and local municipalities. Certain states and their municipalities generally will offer such incentives to companies as an inducement to establish manufacturing operations within their jurisdiction, resulting in a stimulus to their economy and the creation of new jobs. Should the Company accept such an incentive package and decide to locate its manufacturing operations in a particular state, it would be required to raise substantial new working capital to carry out such an undertaking.

Coates Oklahoma was formed in 2011 for the purpose of applying for a package of business, finance and tax benefit incentives. Oklahoma generally will offer such incentives to companies as an inducement to establish manufacturing operations in Oklahoma, resulting in a stimulus to the state economy and the creation of new jobs. Should the Company decide to locate its manufacturing operations in Oklahoma, it would be required to raise substantial new working capital to carry out this undertaking.

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and rules and regulations of the Securities and Exchange Commission (the “SEC”).

Since the Company’s inception, the Company has been responsible for the development costs of the CSRV technology in order to optimize the value of the licensing rights and has incurred related operational costs, the bulk of which have been funded primarily through cash generated from sales of stock, short term promissory notes, capital contributions, loans made by George J. Coates, Bernadette Coates and certain directors, fees received from research and development of prototype models, licensing fees and a small number of CSRV engine generator sales. The Company has incurred substantial cumulative losses from operations since its inception. Losses from operations are expected to continue until the Coates Engines are successfully introduced into and accepted in the marketplace, or the Company receives substantial licensing revenues. These losses from operations were substantially related to research and development of the Company’s intellectual property rights, patent filing and maintenance costs and general and administrative expenses.

As shown in the accompanying consolidated financial statements, the Company has incurred recurring losses from operations and, as of December 31, 2012, had a stockholders’ deficiency of ($3,937,000). The Company will be required to renegotiate the terms of an extension of a $1,575,000 mortgage loan which matures in July 2013, or successfully refinance the property with another mortgage lender, if possible. Failure to do so could adversely affect the Company’s financial position and results of operations. In addition, the current economic environment, which is characterized by tight credit markets, investor uncertainty about how to safely invest their funds and low investor confidence, has introduced additional risk and difficulty to the Company’s challenge to secure needed additional working capital. These factors raise substantial doubt about the Company’s ability to continue as a going concern. Management has instituted a cost control program intended to restrict variable costs to only those expenses that are necessary to complete its activities related to entering the production phase of operations, develop additional commercially feasible applications of the CSRV system technology, seek additional sources of working capital and cover general and administrative costs in support of such activities. The Company has been actively undertaking efforts to secure new sources of working capital. At the December 31, 2012, the Company had negative working capital of ($5,893,000) compared with negative working capital of ($3,753,000) at the end of 2011.

 During the years ended December 31, 2012 and 2011, the Company raised $1,123,000 and $1,357,000, respectively, of new working capital from the following:

Description	2012	2011
Sales of shares of common stock and warrants to the son of a director	$355,000	$525,000
Sales of common stock to a director	35,000	50,000
Sales of common stock under equity line of credit	259,000	1,000
Issuance of convertible promissory notes	244,000	367,000
Issuance of promissory notes to related parties, net of repayments	230,000	414,000
	$1,123,000	$1,357,000

For the year ended December 31, 2011, the Company also received cash from research and development of $150,000 and earned gross profit of $60,000 from the sale of a CSRV electric power, engine generator.

In the fourth quarter of 2011, the Company identified cracks on the lower engine heads of its Gen Sets that resulted from a defect in the manufacturing by one of its suppliers. Based on testing of the Gen Set to confirm the Company’s resolution of this problem, management believes it has determined the cause of this cracked head condition. As soon as the Company raises sufficient working capital, it will procure new cast-steel head castings to resolve the cracked head problems with the engines originally shipped to Almont and undertake field testing of the generators, after which, it will begin larger scale production.

The Company continues to actively seek out new sources of working capital; however, there can be no assurance that it will be successful in these efforts. The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Certain amounts included in the accompanying financials statements for the year ended December 31, 2011 have been reclassified in order to make them comparable to the amounts presented for the year ended December 31, 2012.

Principles of Consolidation

The financial statements of the Company were consolidated with the accounts of Coates Hi-Tech Engines, Ltd., a majority-owned subsidiary commencing in July 2012 and Coates Oklahoma Engine Manufacturing, Ltd., a majority-owned subsidiary commencing in August 2011. Neither of these companies had commenced operations at December 31, 2012. All significant intercompany transactions and accounts were eliminated in consolidation.

Revenue Recognition

Sales and cost of sales are recognized at the time of shipment, provided the risk of loss has transferred to the customer and collection of the sales price is reasonably assured. Shipping arrangements and costs are the responsibility of the customer.

Revenue from research and development activities is recognized when collection of the related revenues is reasonably assured and, when applicable, in accordance with Accounting Standards Update No. 2010-17, “Milestone Method of Revenue Recognition, a consensus of the FASB Emerging Issues Task Force”. This standard provides guidance on defining a milestone and permits recognition of revenue from research and development that is contingent upon achievement of one or more specified milestones defined in the research and development arrangements which meet specified criteria for such revenue recognition.

Unearned revenue represents a deposit from a customer for a CSRV Gen Set order. Revenue is recognized as described above.

Licensing deposits, which are non-refundable, received from the granting of sub-licenses, are recognized as earned, generally commencing upon the completion of certain tests and acceptance by the licensee. At that time, license revenue will be recognized ratably over the period of time that the sub-license has been granted using the straight-line method. Upon termination of a sub-license agreement, non-refundable license deposits, less any costs related to the termination of the sub-license agreement, are recognized as revenue. Revenue from research and development activities is recognized when earned and realization is reasonably assured, provided that financial risk has been transferred from the Company to its customer.

The Company commenced shipping production units to Almont under the Canadian Sublicense in April 2011 and began recognizing the license deposit of $300,000 on the Canadian Licensee as revenue on a straight-line basis over the approximate remaining life through 2027 of the last CSRV technology patent in force, at that date.

Research and Development

Research and development costs are expensed when incurred. For the year ended December 31, 2012, the Company charged $115,000 to expense for the estimated remediation costs for previously sold Gen Sets determined to have cracked heads.

Intellectual Property

Under a licensing agreement with George J. Coates and Gregory Coates, the Company obtained the rights to manufacture, use and sell the CSRV engine technology throughout the territory defined as the Western Hemisphere. In accordance with GAAP, the Company is not permitted to record a value for this intellectual property because it was obtained from principal stockholders, and, accordingly this intangible asset is not reflected in the accompanying consolidated financial statements.

Licensing Costs

Under the CSRV Licensing Agreement for the CSRV engine technology, the Company is responsible for all costs in connection with applying for, obtaining and maintenance of patents to protect the CSRV system technology. Such costs are expensed as incurred.

Advertising Costs

Advertising costs, which are included in general and administrative expenses, are expensed when incurred. Advertising expense amounted to $5,000 and $28,000 for the years ended December 31, 2012 and 2011, respectively.

Stock-Based Compensation

Compensation expense relating to stock-based payments is recognized as an expense using the fair value measurement method. Under the fair value method, the estimated fair value of awards to employees is charged to income on a straight-line basis over the requisite service period, which is the earlier of the employee’s retirement eligibility date or the vesting period of the award. The Company incurs non-cash, stock-based compensation expense for stock options awarded and for awards of restricted shares of its common stock under it 2006 Stock Option and Incentive Plan.

Deferred Stock-Based Compensation

Deferred stock-based compensation represents the estimated fair value of restricted shares of the Company’s common stock awarded to officers and directors, issuance of which has been delayed into the future, plus the estimated amount of the Company’s obligation to pay the personal income taxes of the award recipient.

Inventory

Inventory consists of raw materials and work-in-process, including overhead and is stated at the lower of cost or market determined by the first-in, first-out method. Inventory items designated as obsolete or slow moving are reduced to net realizable value. Market value is determined using current replacement cost.

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful life of the assets: 40 years for buildings and building improvements, 3 to 7 years for machinery and equipment and 5 to 10 years for furniture and fixtures. Repairs and maintenance expenditures, which do not extend the useful lives of the related assets, are expensed as incurred.

In the event that facts and circumstances indicate that long-lived assets may be impaired, an evaluation of recoverability is performed. Should such evaluation indicate that there has been an impairment of one or more long-lived assets, the cost basis of such assets would be adjusted accordingly, at that time.

Income Taxes

Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. Such deferred income tax asset and liability computations are based on enacted tax laws and rates applicable to periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized and are adjusted when conditions indicate that deferred assets will be realized. Income tax expense (benefit) is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

The Company evaluates any uncertain tax positions for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes. In the event recognition of an uncertain tax position is indicated, the Company measures the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. This process of evaluating and estimating uncertain tax positions and tax benefits requires the consideration of many factors, which may require periodic adjustments and which may not accurately forecast actual outcomes. Interest and penalties, if any, related to tax contingencies would be included in income tax expense.

Loss per Share

Basic net loss per share is based on the weighted average number of common shares outstanding without consideration of potentially dilutive shares of common stock. There were no shares of preferred stock outstanding with rights to share in the Company’s net income during the years ended December 31, 2012 and 2011. Diluted net income per share is based on the weighted average number of common and potentially dilutive common shares outstanding, when applicable.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These significant estimates include determining the fair value of convertible promissory notes containing embedded derivatives and variable conversion rates, determining a value for Series A Preferred Stock issued and certain limited anti-dilution rights granted to George J. Coates as more fully described in Note 17, assigning useful lives to the Company’s property, plant and equipment, determining an appropriate amount to reserve for obsolete and slow moving inventory, estimating a valuation allowance for deferred tax assets, assigning expected lives to, and estimating the rate of forfeitures of, stock options granted and selecting a trading price volatility factor for the Company’s common stock in order to estimate the fair value of the Company’s stock options on the date of grant or other appropriate measurement date. Actual results could differ from those estimates.